Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease Liabilities [Abstract]
Schedule of Lease Liabilities
	Consolidated
	As of	As of
	December 31,	December 31,
	2024	2023
	$	$
Current	211,265	223,700
Non-current	16,028	229,078
	227,293	452,778

Schedule of Reconciliations of the Values at the Beginning and End

Reconciliations of the values at the beginning and end of the current and previous financial year are set out below:

	2024	2023
Consolidated	$	$

Balance at January 1	452,778	292,001
Additions	-	451,732
Disposals (early return of leased cars)	-	(54,306)
Accretion of interest	27,052	14,734
Payments	(246,918)	(273,604)
Effect of exchange rates differences	(5,619)	22,221
Balance at December 31	227,293	452,778

Schedule of Consolidated
	1 year or less	Between 1 and 2 years	Between 2 and 3 years	Over 3 years	Total
Consolidated	$	$	$	$	$

December 31, 2024	211,265	16,028	-	-	227,293
December 31, 2023	223,700	212,925	16,153	-	452,778